Business combinations and disposals (Tables)	12 Months Ended
Dec. 31, 2017
Business combinations and disposals
Schedule of provisional consideration and fair value of assets acquired and liabilities assumed.

€m
Cash and cash equivalents	10
Property, plant and equipment	632
Intangible assets	1,289
Inventories	265
Trade and other receivables	331
Trade and other payables	(436)
Net deferred tax liability	(146)
Employee benefit obligations	(116)
Provisions	(38)
Total identifiable net assets	1,791
Goodwill	904
Total consideration	2,695